Post-employment benefits - Summary of indirect subsidiary Compagás performed the actuarial analysis of the defined benefit pension plan (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Health PlanDisclosure of defined benefit plans [line items]
Liability to be recognized	R$ 795,024	R$ 814,007
Companhia Paranaense de Gás - Compagás [member]
Health PlanDisclosure of defined benefit plans [line items]
Liability at year-end	(46,780)
Financial assets at year-end	54,476
Accrued surplus	7,696
Asset limit effect	(7,696)
Liability to be recognized